6. Notes Receivable	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
6. Notes Receivable

The note receivable at December 31, 2013 consisted of $140,000 advanced to DEG on November 25, 2013. The note bore interest at 8.00% and was payable in monthly installments on the last day of each month. The note was repaid on January 2, 2014 upon closing of the acquisition of DEG.